Obligations under Finance Leases - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Carrying amount of aircraft secured finance lease obligations	¥ 88,739	¥ 82,356
Secured finance lease obligation	¥ 72,221	¥ 67,924
Bottom of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease term	10 years
Top of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease term	15 years